ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Proceeds from share purchases of third-party investors		$ 224,553	$ 224,553
Percentage of discount on issue of shares	30.00%	30.00%
Premium on transaction issue of shares	¥ 5,250	$ 768,000
Compensation cost		0	$ 0	$ 0
Other payables
Subscription advances		36,342
Canadian Solar Employees
Equity fair value of consideration transferred	31	$ 4,500
Canadian Solar
Ownership percentage by non-controlling owners		20.40%	20.40%
Canadian Solar | Third-Party Investors
Aggregated transaction amount under employee incentive plan	248	$ 36,342
CSI Solar Co
Aggregate consideration transferred	1,500	219,000
Equity fair value of consideration transferred	¥ 7,500	$ 1,100,000